Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Valuation and Qualifying Accounts
Balance at Beginning of Period	$ 3,663	$ 3,191	$ 3,304
Accruals	11,702	12,823	11,492
Payments/Credits	(11,612)	(12,351)	(11,605)
Balance at End of Period	3,753	3,663	3,191
Accrued Rebates [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	2,146	1,639	1,808
Accruals	8,331	8,400	7,418
Payments/Credits	(8,262)	(7,893)	(7,587)
Balance at End of Period	2,215	2,146	1,639
Accrued Returns [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	640	689	794
Accruals	560	517	355
Payments/Credits	(518)	(566)	(460)
Balance at End of Period	682	640	689
Accrued Promotions [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	427	429	356
Accruals	1,774	2,664	2,446
Payments/Credits	(1,805)	(2,666)	(2,373)
Balance at End of Period	396	427	429
Subtotal [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	3,213	2,757	2,958
Accruals	10,665	11,581	10,219
Payments/Credits	(10,585)	(11,125)	(10,420)
Balance at End of Period	3,293	3,213	2,757
Reserve for doubtful accounts [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	340	333	267
Accruals	77	130	110
Payments/Credits	(56)	(123)	(44)
Balance at End of Period	361	340	333
Reserve for cash discounts [Member]
Valuation and Qualifying Accounts
Balance at Beginning of Period	110	101	79
Accruals	960	1,112	1,163
Payments/Credits	(971)	(1,103)	(1,141)
Balance at End of Period	$ 99	$ 110	$ 101